Accounts Payable and Accrued Liabilities - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Debt Instrument [Line Items]
Success fee obligation	$ 27,986
Patent acquisition liability	5,000
Due on January 13, 2014 [Member]
Debt Instrument [Line Items]
Patent acquisition liability	1,000
Due on April 1, 2014 [Member]
Debt Instrument [Line Items]
Patent acquisition liability	$ 4,000